Patents (Details Textual) - Luoxis Patents [Member]	6 Months Ended
Dec. 31, 2017 USD ($)
Patents (Textual)
Fair value of appraisal	$ 380,000
Amortized over the lives term	15 years
Finite lived intangible assets expire date	Mar. 31, 2028